Inventories, net (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Analysis of Inventories

An analysis of inventories at December 31, 2016 and 2017 is as follows:

	2016	2017
Mobile phones, accessories, computers, TVs, cards and other materials	Ps. 41,020,172	Ps. 42,262,511
Less: Reserve for obsolete and slow-moving inventories	(4,148,880)	(3,452,946)

Total	Ps. 36,871,292	Ps. 38,809,565